Employee benefits - Defined benefit plans - Net expense components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Service cost	€ (146)	€ (786)	€ (154)
Net interest on the defined benefit liability	(19)	(16)	(21)
Actuarial gains/(losses)	48	(87)	(277)
Net expense	(117)	€ (889)	€ (452)
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(1)
Net interest on the defined benefit liability	(1)
Net expense	(2)
Capital-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(48)
Net interest on the defined benefit liability	(17)
Net expense	(65)
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(1)
Net interest on the defined benefit liability	(1)
Net expense	(2)
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(45)
Net interest on the defined benefit liability	1
Actuarial gains/(losses)	51
Net expense	7
Other long-term benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(51)
Net interest on the defined benefit liability	(1)
Actuarial gains/(losses)	(3)
Net expense	€ (55)